Accounting for Suspended Exploratory Wells - Aging of Costs on a Well and Project Basis (Details) $ in Millions	Dec. 31, 2023 USD ($) Well Project	Dec. 31, 2022 USD ($) Project	Dec. 31, 2021 USD ($) Project
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 1,570	$ 1,554	$ 2,044
Capitalized exploratory well costs that have been capitalized for period greater than one year, number of wells | Well	71
Number of projects (in projects) | Project	13	12	15
2000-2009
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 263
Capitalized exploratory well costs that have been capitalized for period greater than one year, number of wells | Well	14
2010-2014
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 1,121
Capitalized exploratory well costs that have been capitalized for period greater than one year, number of wells | Well	49
2015-2022
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 186
Capitalized exploratory well costs that have been capitalized for period greater than one year, number of wells | Well	8
2008-2012
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 292
Number of projects (in projects) | Project	2
2013-2016
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 1,082
Number of projects (in projects) | Project	6
2017-2023
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year	$ 196
Number of projects (in projects) | Project	5